Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2023
Non-controlling interest.
Schedule of non controlling interests

	2023	2022	2021
	$’000	$’000	$’000

Balance at January 1	227,200	223,188	14,216
Non-controlling interest arising on business combinations (refer to note 31)*	1,922	831	215,014
Loss for the period	(11,569)	(9,959)	(289)
Other comprehensive gain/(loss)	19,953	13,140	(5,753)
Balance at December 31	237,506	227,200	223,188

*Includes non-controlling interest arising on subsequent asset acquisitions on business combination transactions.

Schedule of summarized financial information of subsidiary

Summarized balance sheet and cash flows	I-Systems Soluções de Infraestrutura S.A.
	2023 ($’000)	2022 ($’000)

Current assets	83,274	102,445
Current liabilities	(53,797)	(38,834)
Current net assets	29,477	63,611

Non-current assets	527,592	462,122
Non-current liabilities	(114,681)	(92,453)
Non-current net assets	412,911	369,669

Net assets	442,388	433,280

Accumulated non-controlling interest at the end of the period	216,770	212,307

Summarized statement of comprehensive income for the reporting period	I-Systems Soluções de Infraestrutura S.A.
	2023 ($’000)	2022 ($’000)

Revenue	73,556	56,602
Loss for the period	(22,712)	(15,377)
Other comprehensive income	31,819	29,449
Total comprehensive income	9,107	14,072

Loss allocated to non-controlling interest during the period	(11,129)	(7,535)

	I-Systems Soluções de Infraestrutura S.A.
	2023 ($’000)	2022 ($’000)

Cash flows generated from operating activities	59,827	55,714
Cash flows used in investing activities	(100,771)	(91,680)
Cash flows generated from financing activities	24,483	36,574
Net (decrease)/increase in cash and cash equivalents	(16,461)	608